Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule
The following are the contractual maturities of financial obligations as at December 31, 2024:

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years	>5 years
Accounts payable and accrued liabilities (note 13)	$88,123	$88,123	$88,123	$—	$—	$—
Term loan facilities (note 16)	31,740	33,047	14,729	14,220	4,098	—
Other bank financing (note 16)	374	375	126	249	—	—
Capital lease obligations (note 16)	1,613	1,715	501	720	494	—
Operating lease obligations (note 14)	19,057	21,616	2,624	5,037	2,903	11,052
	$140,907	$144,876	$106,103	$20,226	$7,495	$11,052